UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2011

Check here if Amendment [ ]; Amendment Number:
                                                -------
This Amendment (Check only one.):           [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Round Table Investment Management Company, LP

Address:   214 North Tryon Street, Suite 3000
           Charlotte, North Carolina 28202


Form 13F File Number: 028-13383
                      -----------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ian Banwell
        ------------------------------------
Title:  Manager, Chief Executive Officer
        ------------------------------------
Phone:  (704) 208-3600
        -------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Ian Banwell                    Charlotte, North Carolina            5/16/11
---------------------------------  ---------------------------------  ----------
           [Signature]                       [City, State]               [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $    1,152,273
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13407             St. George Partners, LLC
----  --------------------  ----------------------------------------------------
2     028-13408             Ian Banwell
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
--------------------------- ---------------- --------- -------- ------------------- ---------- -------- ------------------------
                                                           VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING  AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
--------------------------- ----------------   ---------  -------- ---------- --- ---- ---------- -------- ---------- ------ ------
ANNALY CAP MGMT INC           COM               035710409    3,490     200,000 SH       SOLE                  200,000      0      0
BARCLAYS BK PLC               DJUBS CMDT ETN36  06738C778      651      12,680 SH       SOLE                   12,680      0      0
CINEMARK HOLDINGS INC         COM               17243V102    2,902     150,000 SH       SOLE                  150,000      0      0
CITIGROUP INC                 COM               172967101   11,934   2,700,000 SH       SOLE                2,700,000      0      0
CITIGROUP INC                 COM               172967101   52,819  11,950,000 SH  CALL SOLE               11,950,000      0      0
CLAYMORE EXCHANGE TRD FD TR   GUGG CHN SML CAP  18383Q853    8,949     306,575 SH       SOLE                  306,575      0      0
EXPEDIA INC DEL               COM               30212P105    2,040      90,000 SH       SOLE                   90,000      0      0
EXPRESS SCRIPTS INC           COM               302182100    1,841      33,100 SH       SOLE                   33,100      0      0
GOLDMAN SACHS GROUP INC       COM               38141G104   47,579     300,000 SH  CALL SOLE                  300,000      0      0
HUGHES COMMUNICATIONS INC     COM               444398101      948      15,894 SH       SOLE                   15,894      0      0
ISHARES TR                    DJ SEL DIV INX    464287168   40,777     782,200 SH       SOLE                  782,200      0      0
ISHARES TR                    FTSE CHINA25 IDX  464287184   28,545     635,600 SH  CALL SOLE                  635,600      0      0
ISHARES TR                    RUSSELL1000VAL    464287598   50,487     735,200 SH       SOLE                  735,200      0      0
ISHARES TR                    S&P GLB100INDX    464287572   56,874     870,300 SH       SOLE                  870,300      0      0
MICROSOFT CORP                COM               594918104    2,102      82,800 SH       SOLE                   82,800      0      0
OIL SVC HOLDRS TR             DEPOSTRY RCPT     678002106      740       4,500 SH       SOLE                    4,500      0      0
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605   10,970     669,261 SH       SOLE                  669,261      0      0
SOUTHERN COPPER CORP          COM               84265V105    1,409      35,000 SH       SOLE                   35,000      0      0
SPDR DOW JONES INDL AVRG ETF  UT SER 1          78467X109   20,632     167,715 SH       SOLE                  167,715      0      0
SPDR DOW JONES INDL AVRG ETF  UT SER 1          78467X109  218,496   1,776,100 SH  CALL SOLE                1,776,100      0      0
SPDR S&P 500 ETF TR           TR UNIT           78462F103  269,157   2,030,000 SH  PUT  SOLE                2,030,000      0      0
SPDR S&P 500 ETF TR           TR UNIT           78462F103  276,928   2,088,600 SH  CALL SOLE                2,088,600      0      0
SPDR SERIES TRUST             S&P DIVID ETF     78464A763   13,538     250,000 SH       SOLE                  250,000      0      0
STAR BULK CARRIERS CORP       COM               Y8162K105      480     199,976 SH       SOLE                  199,976      0      0
VANGUARD WORLD FD             MEGA VALUE 300    921910840   12,243     297,600 SH       SOLE                  297,600      0      0
WELLS FARGO & CO NEW          COM               949746101   15,742     496,400 SH  CALL SOLE                  496,400      0      0